Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Long-Term Debt

Long-term debt as at December 31 was comprised of:

	Rate of Interest	Maturity	2018	2017

Senior notes [1]
Notes issued 2009	6.500%	May 15, 2019	$500	$500
Notes issued 2009	4.875%	March 30, 2020	500	500
Notes issued 2014	3.625%	March 15, 2024	750	750
Notes issued 2015	3.000%	April 1, 2025	500	500
Notes issued 2016	4.000%	December 15, 2026	500	500
Notes issued 2006	5.875%	December 1, 2036	500	500
Notes issued 2010	5.625%	December 1, 2040	500	500
Debentures [1]
Debentures issued 2008	6.750%	January 15, 2019	500	–
Debentures issued 2012	3.150%	October 1, 2022	500	–
Debentures issued 2013	3.500%	June 1, 2023	500	–
Debentures issued 2015	3.375%	March 15, 2025	550	–
Debentures issued 1997	7.800%	February 1, 2027	125	–
Debentures issued 2015	4.125%	March 15, 2035	450	–
Debentures issued 2006	7.125%	May 23, 2036	300	–
Debentures issued 2010	6.125%	January 15, 2041	500	–
Debentures issued 2013	4.900%	June 1, 2043	500	–
Debentures issued 2014	5.250%	January 15, 2045	500	–
Other			30	–

			8,205	3,750
Add net unamortized fair value adjustments [2]			444	–
Less net unamortized debt issue costs			(55)	(43)

			8,594	3,707
Less current maturities			(1,008)	–
Less current portion of net unamortized fair value adjustments [2]			(1)	–
Add current portion of net unamortized debt issue costs			6	4

			(1,003)	4

			$7,591	$3,711

1

Each series of senior notes and debentures is unsecured and has no sinking fund requirements prior to maturity. Each series is redeemable and has various provisions that allow redemption prior to maturity, at the Company’s option, at specified prices.

2	Associated with the Merger on January 1, 2018.

Summary of Credit Facilitiy

Details of the Company’s credit facility was as follows:

	2018	2017

Credit facility	$4,500 – maturity April 10, 2023 [1]	$3,250 – maturity May 31, 2021 $250 – maturity May 31, 2020

Borrowings outstanding	$ NIL	$ NIL

Commercial paper outstanding, backstopped by the credit facility (Note 22)	$ 391	$ 730

1	Subject to extensions, at the request of Nutrien, which shall not exceed five years.